Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
Note 19
Property, plant and equipment

Property, plant and equipment movements are detailed as follows:

	Land, buildings and construction	Machinery and equipment	Bottles and containers	Other Equipment	Assets under construction	Furniture, accessories and vehicles	Under production vines	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2018
Historic cost	622,388,974	485,977,017	159,541,057	142,280,575	108,606,889	79,194,908	29,367,600	1,627,357,020
Accumulated depreciation	(179,320,875)	(280,432,996)	(86,748,741)	(94,621,343)	-	(53,842,782)	(14,476,855)	(709,443,592)
Book Value	443,068,099	205,544,021	72,792,316	47,659,232	108,606,889	25,352,126	14,890,745	917,913,428

As of December 31, 2018
Additions	-	-	-	-	123,230,196	-	-	123,230,196
Additions of historic cost by business combination	12,734,666	7,481,173	4,940,095	3,656,444	99,432	824,392	-	29,736,202
Additions of accumulated depreciation by business combination	(762,783)	(7,432,623)	(2,384,378)	(2,509,968)	-	(752,521)	-	(13,842,273)
Transfers	39,838,515	45,234,574	26,616,253	16,798,523	(137,622,837)	6,919,683	2,215,289	-
Conversion effect historic cost	(5,754,382)	(14,801,093)	(20,321,228)	(6,309,411)	(1,509,220)	(594,460)	(159,909)	(49,449,703)
Write off (cost)	(72,907)	(2,578,367)	(3,449,791)	(13,306,471)	-	(1,797,179)	-	(21,204,715)
Write off (depreciation)	5,707	2,397,406	2,541,051	13,063,328	-	1,270,646	-	19,278,138
Capitalized interests	-	-	-	-	609,921	-	-	609,921
Depreciation	(17,172,212)	(27,289,843)	(23,911,356)	(14,882,856)	-	(6,025,870)	(1,017,002)	(90,299,139)
Conversion effect depreciation	707,133	6,290,990	12,688,447	5,358,799	-	288,185	92,393	25,425,947
Others increase (decreased) (1)	26,662,381	31,149,984	19,091,618	2,850,058	4,240,542	290,325	673,686	84,958,594
Divestitures (cost)	(2,476,636)	(790,001)	(5,687,343)	(2,573,198)	(226,716)	(4,051,693)	(1,206,401)	(17,011,988)
Divestitures (depreciation)	85,208	264,080	4,249,122	2,417,657	-	3,960,623	945,333	11,922,023
Changes	53,794,690	39,926,280	14,372,490	4,562,905	(11,178,682)	332,131	1,543,389	103,353,203
Book Value	496,862,789	245,470,301	87,164,806	52,222,137	97,428,207	25,684,257	16,434,134	1,021,266,631

As of December 31, 2018
Historic cost	693,438,996	552,095,601	180,757,354	143,550,263	97,428,207	80,890,915	30,862,740	1,779,024,076
Accumulated depreciation	(196,576,207)	(306,625,300)	(93,592,548)	(91,328,126)	-	(55,206,658)	(14,428,606)	(757,757,445)
Book Value	496,862,789	245,470,301	87,164,806	52,222,137	97,428,207	25,684,257	16,434,134	1,021,266,631

As of December 31, 2019
Additions	-	-	-	-	131,852,714	-	-	131,852,714
Additions of historic cost by business combination	8,271,085	2,605,523	2,672	-	-	-	-	10,879,280
Additions of accumulated depreciation by business combination	(5,168)	(14,806)	(838)	-	-	-	-	(20,812)
Transfers	39,314,971	29,945,516	19,737,192	18,915,984	(117,631,917)	7,304,360	2,413,894	-
Conversion effect historic cost	(11,615,913)	(18,521,702)	(18,784,647)	(5,216,819)	(1,119,515)	(299,589)	(244,966)	(55,803,151)
Write off (cost)	(916,048)	(1,686,432)	(5,447,699)	(19,566,224)	-	(18,177,535)	-	(45,793,938)
Write off (depreciation)	772,278	1,250,400	4,464,153	19,540,873	-	18,095,047	-	44,122,751
Capitalized interests	-	-	-	-	909,256	-	-	909,256
Depreciation (2)	(22,502,711)	(32,380,334)	(23,542,865)	(15,756,612)	-	(6,904,318)	(1,132,431)	(102,219,271)
Conversion effect depreciation	399,539	2,071,105	5,068,567	1,712,436	-	152,781	-	9,404,428
Others increase (decreased) (1)	13,715,717	24,772,155	15,358,642	3,240,126	5,731,215	269,831	273,374	63,361,060
Divestitures (cost)	(1,861)	(40,001)	(405,192)	(5,835,237)	(583,270)	(8,872)	(428,543)	(7,302,976)
Divestitures (depreciation)	1,609	2,064	336,276	5,758,846	-	6,986	-	6,105,781
Additions by IFRS 16	16,411,597	2,879,880	-	-	-	1,480,925	-	20,772,402
Changes	43,845,095	10,883,368	(3,213,739)	2,793,373	19,158,483	1,919,616	881,328	76,267,524
Book Value	540,707,884	256,353,669	83,951,067	55,015,510	116,586,690	27,603,873	17,315,462	1,097,534,155

As of December 31, 2019
Historic cost	760,199,222	592,555,555	190,100,694	133,582,436	116,586,690	72,083,918	31,942,579	1,897,051,094
Accumulated depreciation	(219,491,338)	(336,201,886)	(106,149,627)	(78,566,926)	-	(44,480,045)	(14,627,117)	(799,516,939)
Book Value	540,707,884	256,353,669	83,951,067	55,015,510	116,586,690	27,603,873	17,315,462	1,097,534,155

(1)

Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2)

Includes depreciation of the right of use assets according to IFRS16. See
Note 4 - Accounting changes, letter a)
.

The balance of the land at the end of each year is as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Land	265,724,058	249,548,928
Total	265,724,058	249,548,928

Capitalized interest
as of
December 31, 2019
,
amounted ThCh$
909,256
(ThCh$
609,921
in
2018
and ThCh$ 1,042,045 in 2017)), using an annually capitalization rate of 3.68% (3.71% in 2018 and 4.25% in 2017).

The Company, through its subsidiary Viña San Pedro Tarapacá S.A., has biological assets corresponding to vines that produce grapes. The vines are segmented into those under formation and those under production, and they are grown both on leased and owned land. The grapes harvested from these vines are used in the manufacturing of wine, which is marketed both in the domestic market and abroad.

As of
December 31, 2019
, the Company maintained approximately 5,080 hectares of which 4,046 are for vines in production stage. Of the total hectares mentioned above, 3,710 correspond to own land and 336 to leased land.

The vines under formation are recorded at historic cost, and only start being depreciated when they are transferred to the production phase, which occurs in the majority of cases in the third year after plantation, when they start producing grapes commercially (in volumes that justify their production-oriented handling and later harvest).

During 2019, the production in plant vines yield was approximately 52.9 million kilos of grapes (52.4 million kilos of grapes in 2018).

By the nature of business of the Company, in the value of the assets it is not considered to start an allowance for cost of dismantling, removal or restoration.

In relation to the impairment losses of property, plant and equipment, the Management has not perceived evidence of impairment with respect to these at
December 31, 2019
.

The depreciation for the year ended as of December 31, 2019 and 2018, recognized in net incomes and other assets is as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Recognized in net incomes	99,466,718	87,569,949
Recognized in others assets	2,752,553	2,729,190
Total	102,219,271	90,299,139

Assets under leases:

The carrying amount of land and buildings,
machinery, equipment and accessories and other properties, plant and equipment relates to lease agreements.

The movement of the assets for right of use as of December 31, 2019 is as follows:

	Land and buildings	Machinery	Fixtures and accessories	Other properties, plants and equipment	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2019
Historic cost	13,585,966	206,968	-	49,863	13,842,797
Accumulated depreciation	(1,334,818)	(181,824)	-	(6,095)	(1,522,737)
Book Value (*)	12,251,148	25,144	-	43,768	12,320,060

As of December 31, 2019
Conversion effect historic cost	-	-	(4,542)	-	(4,542)
Depreciation	86,001	3,427	(1,947)	-	87,481
Conversion effect depreciation	-	-	1,879	68	1,947
Others increase (decreased) (1)	(1,672,077)	(8,750)	14,111	(923)	(1,667,639)
Additions of right of use assets	16,406,527	2,907,407	1,400,812	57,656	20,772,402
Depreciation of right of use assets	(3,670,669)	(1,495,128)	(504,841)	(34,950)	(5,705,588)
Changes	11,149,782	1,406,956	905,472	21,851	13,484,061
Book Value	23,400,930	1,432,100	905,472	65,619	25,804,121
As of December 31, 2019
Historic cost	28,320,416	3,105,625	1,410,382	106,596	32,943,019
Accumulated depreciation	(4,919,486)	(1,673,525)	(504,910)	(40,977)	(7,138,898)
Book Value	23,400,930	1,432,100	905,472	65,619	25,804,121

(1)

It corresponds mainly to the financial effect of the application of IAS 29 “Financial Information in Hyperinflationary Economies.
(*)

Corresponds to the financial leases obligations under IAS 17

In
Note 21 – Other financial liabilities, letter B
)
includes the detail of the lease agreements, and it also reconciles the total amount of the future minimum lease payments and their current value as regards such assets.